Earning Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [Abstract]
Earning per share
28	Earning per share

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2021, 2022 and 2023:

	Year ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Net income	65,207,464	135,351,411	164,617,561
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240	1,371,643,240
Effect of dilutive share options	154,246,831	155,453,871	74,254,198
Dilutive weighted average number of ordinary shares	1,525,890,071	1,527,097,111	1,445,897,438
Basic earnings per share	0.05	0.10	0.12
Diluted earnings per share	0.05	0.09	0.11

In 2020, the Group issued 187,933,720 ordinary shares to the Depositary. No consideration was received by the Group for the issuance. As of December 31, 2023, no share out of the total 187,933,720 ordinary shares were used to settle share-based compensation. The 187,933,720 ordinary shares are legally issued and not outstanding, and do not affect the computation of earnings per share.